Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Expense
Central banks deposits	€ 366	€ 468	€ 421
Credit institution deposits	1,652	2,576	2,588
Customer deposits	5,599	10,137	9,062
Debt securities issued and subordinated liabilities	5,119	6,679	6,073
Marketable debt securities	4,548	6,034	5,303
Subordinated liabilities (note 23)	571	645	770
Provisions for pensions (note 25)	95	145	186
Provisions for pensions (note 25)	95	145	186
Lease Liabilities	186	273	9
Other interest expense	730	1,224	1,645
Interest expense	€ 13,747	€ 21,502	€ 19,984